PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6.       PROPERTY, EQUIPMENT AND SOFTWARE, NET

	December 31,	December 31,
	2019	2020
	RMB	RMB
Building	38,464	38,464
Computer and transmission equipment	168,711	156,991
Furniture and office equipment	75,499	54,117
Leasehold improvements	140,872	70,276
Software	43,348	75,718
Total property, equipment and software	466,894	395,566
Accumulated depreciation and amortization	271,039	248,373
Property, equipment and software, net	195,855	147,193

Depreciation and amortization expenses on property, equipment and software for the years ended December 31, 2018, 2019 and 2020 were RMB147,992, RMB125,850 and RMB91,772, respectively.